Stock-Based Compensation - Schedule of Share Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding at beginning of period (in shares)	4,230,162	3,479,731
Options granted (in shares)	2,257,100	1,103,721
Options forfeited (in shares)	(914,621)	(189,388)
Options exercised (in shares)		(152,939)
Options expired (in shares)		(10,963)
Outstanding at end of period (in shares)	5,572,641	4,230,162	3,479,731
Options vested and exercisable (in shares)	3,862,362	2,499,165
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 8.92	$ 6.97
Options granted (in dollars per share)	1.93	15.44
Options forfeited (in dollars per share)	9.37	13.24
Options exercised (in dollars per share)		6.4
Options expired (in dollars per share)		7.67
Outstanding at end of period (in dollars per share)	7.48	8.92	$ 6.97
Options vested and exercisable (in dollars per share)	$ 7.34	$ 7.11
Stock Option Activity, Additional Disclosures
Options outstanding, weighted average remaining contractual life (in years)	7 years 8 months 12 days	7 years 9 months 18 days	8 years 4 months 24 days
Options vested and exercisable, weighted average remaining contractual life (in years)	6 years 1 month 6 days	7 years 1 month 6 days
Options outstanding, total intrinsic value (in thousands)	$ 0	$ 0	$ 15,140
Options vested and exercisable, total intrinsic value (in thousands)	$ 0	$ 0